Financial instruments and risk management (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial liabilities
Financial liabilities	$ 5,249,024	$ 4,047,937	$ 4,127,010
Financial debt [Member]
Financial liabilities
Financial liabilities	(5,249,024)	(4,047,937)	(4,127,010)
Trade payables, sundry creditors and expenses payable [Member]
Financial liabilities
Financial liabilities	(4,163,443)	(4,095,089)	(4,088,989)
Due to related parties [Member]
Financial liabilities
Financial liabilities	(55,252)	(189,966)	(165,628)
Cash and cash equivalent [Member]
Financial assets
Financial assets	16,112,268	14,681,204	14,046,262
Investment in securities at fair value through profit or loss [Member]
Financial assets
Financial assets	1,127,841	970,292	1,242,614
Investments held to maturity [Member]
Financial assets
Financial assets	64,629	65,509	52,572
Accounts receivables [Member]
Financial assets
Financial assets	2,599,208	2,524,942	1,862,250
Due from related parties [Member]
Financial assets
Financial assets	326	148,855	194,522
Long-term receivables [Member]
Financial assets
Financial assets	162,337	161,690	128,169
Derivative financial instruments [Member]
Financial assets
Financial assets	0	8,308	1,244
Financial liabilities
Financial liabilities	$ (6,821)	$ 0	$ 0